Basis of presentation	12 Months Ended
Dec. 31, 2020
Basis of presentation
Basis of presentation

1. Basis of presentation

Vermilion Energy Inc. and its subsidiaries (the “Company” or “Vermilion”) are engaged in the business of petroleum and natural gas exploration, development, acquisition, and production.

Vermilion was incorporated in Canada and the Company’s registered office and principal place of business is located at 3500, 520, 3rd Avenue SW, Calgary, Alberta, Canada.

These consolidated financial statements were approved and authorized for issuance by Vermilion’s Board of Directors on March 5, 2021.